Equity - Fair Value Assumptions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Class of Stock [Line Items]
Volatility	25.00%	25.10%	24.80%	24.80%
Risk-free interest rate	0.40%	0.70%	2.70%	2.10%
Dividend yield	0.00%	0.00%
Assumed forfeitures	0.00%	0.00%	0.00%	0.00%
Expected lives (in years)	6 years 2 months 26 days	5 years 11 months 8 days	5 years 11 months 12 days	5 years 10 months 20 days
Weighted-average fair value (per share)	$ 4.86	$ 3.79	$ 0.15	$ 0.05
Minimum
Class of Stock [Line Items]
Dividend yield			1.90%	1.90%
Maximum
Class of Stock [Line Items]
Dividend yield			2.30%	2.30%